Long-term debt (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Long-term debt
Senior	SFr 152,549	SFr 161,853	SFr 168,601
Subordinated	22,952	23,574	22,955
Non-recourse liabilities from consolidated VIEs	1,199	1,894	1,759
Long-term debt	176,700	187,321	193,315
of which reported at fair value	71,803	76,350	72,868
Structured notes
Long-term debt
Long-term debt	57,664	SFr 61,058	59,544
Bank
Long-term debt
Senior	152,552		168,601
Subordinated	21,969		22,135
Non-recourse liabilities from consolidated VIEs	1,199		1,759
Long-term debt	175,720		192,495
of which reported at fair value	70,829		71,970
Bank | Structured notes
Long-term debt
Long-term debt	SFr 57,664		SFr 59,544